Commitments and contingencies (Details) $ in Thousands				1 Months Ended	3 Months Ended				12 Months Ended
	Oct. 31, 2023 USD ($)	Aug. 29, 2022 USD ($)	Jan. 01, 2019	Aug. 31, 2024 USD ($)	Mar. 31, 2025 USD ($) lawsuit game_title	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2017 extension_option	Jan. 01, 2023 USD ($)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of game titles licensed under agreement | game_title					50
Royalty agreement, percentage of revenue for proprietary assets			7.50%						10.00%
Royalty agreement, percentage of revenue for third-party game asset types									15.00%
Royalty agreement, term									10 years
Royalty agreement, number of extension options | extension_option									2
Royalty agreement, extension term									5 years
Royalty expense					$ 800	$ 1,800
Payments for legal settlement fund		$ 145,250
Legal proceedings provision										$ 95,250
Payments for settlements of legal contingencies							$ 50,000	$ 95,250
Number of lawsuits the company is a defendant of | lawsuit					3
Indemnification agreement, maximum limit of losses for every 12-month period					$ 5,000
SuprNation
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Performance-based incentive plan, term	18 months
Performance-based incentive plan, maximum employee amount	$ 6,500
Payment transferred into escrow	$ 5,500
Amount modified to be contingent upon employment				$ 4,200
Expense from cash-settled share-based payment transactions					$ 1,600	$ 1,600